Condensed Financial Information of The Parent Company (Details) - Schedule of statements of comprehensive loss - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Equity income of subsidiaries	¥ 184,869	$ 28,333	¥ 149,918	¥ 106,740
General administrative expense and others	1,395	214
Change in fair value of warrant liabilities	3,904	597
Change in fair value of contingent consideration	(14,068)	(2,156)
Net income	176,100	26,988	149,918	106,740
Other comprehensive income - foreign currency translation adjustment	14,802	2,269
Comprehensive income attributable to the Company’s shareholders	¥ 190,902	$ 29,257	¥ 149,918	¥ 106,740